Premier Fund Solutions, Inc.         480 N. Magnolia Ave., # 103, El Cajon, CA 92020  (619) 588-9700

October 2, 2009

United States Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE:  Neiman Funds; File Nos. 333-102844 and 811-21290

Ladies and Gentlemen:

On behalf of Neiman Funds (the “Registrant”), an Ohio business trust, we hereby file a preliminary proxy statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934.  The purpose of the proxy is to solicit shareholder approval for a new Investment Advisory Agreement between Neiman Funds Management LLC and the Trust relating to the Neiman Large Cap Value Fund and to elect one individual to the Board of Trustees of the Trust to serve until his successor is elected and qualified.  Please direct comments to the Michael V. Wible at 614-469-3297.

Sincerely,

/s/ Jeffrey R. Provence

Jeffrey R. Provence

619-588-9700